Contract Liabilities - Disclosure Of Contract Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Contract Liabilities [Line Items]
Contract liabilities	¥ 79,775	¥ 79,679
Less: non-current portion	(707)	(651)
Current contract liabilities	79,068	79,028
Non-refundable prepaid service fees [member]
Disclosure Of Contract Liabilities [Line Items]
Contract liabilities	17,280	24,654
Unredeemed reward program [member]
Disclosure Of Contract Liabilities [Line Items]
Contract liabilities	45,957	40,005
Unused data traffic carried over [member]
Disclosure Of Contract Liabilities [Line Items]
Contract liabilities	13,046	11,156
Others [member]
Disclosure Of Contract Liabilities [Line Items]
Contract liabilities	¥ 3,492	¥ 3,864